Offerings	Jun. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,437,500
Proposed Maximum Offering Price per Unit	81.25
Maximum Aggregate Offering Price	$ 360,546,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,791.52
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of Common Stock, par value $0.01 per share (the "Common Stock"), of CECO Environmental Corp. (the "Registrant") as may become issuable under the CECO Environmental Corp. 2026 Equity and Incentive Compensation Plan (the "2026 Plan") to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the 2026 Plan. The proposed maximum offering prices per unit have been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on May 22, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	420,370
Proposed Maximum Offering Price per Unit	81.25
Maximum Aggregate Offering Price	$ 34,155,062.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,716.81
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under the outstanding restricted stock units under the Thermon Group Holdings, Inc. 2020 Long-Term Incentive Plan (the "Thermon Equity Plan"), which were assumed by the Registrant and converted into restricted stock units that represent a right to receive shares of Common Stock, to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Thermon Equity Plan. The proposed maximum offering prices per unit have been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on May 22, 2026.